Premises and Equipment, Net - Capitalized Software Development Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant and Equipment Useful Life And Values [Abstract]
Computer software	$ 189,964	$ 151,632
Less: Accumulated amortization	(64,956)	(34,283)
Computer software, net	$ 125,008	$ 117,349